TRADE AND OTHER RECEIVABLES - Movements in the allowance for expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	$ (412)
Accruals for expected credit losses	0	$ 48	$ 0
Expected credit losses ending balance	(452)	(412)
Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit losses beginning balance	96	84
Expected credit losses ending balance	131	96	$ 84
Trade receivables | Expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Divestment of a subsidiary	(1)	0
Accruals for expected credit losses	57	35
Impairment reversal	(8)	(8)
Accounts receivable written off	(8)	(6)
Reclassification as held for sale	(1)	0
Foreign currency translation adjustment	(3)	(9)
Other movements	$ (1)	$ 0